FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest Rate Swap Transactions	The following table summarizes the terms of interest rate swaps as of June 30, 2023:

Instrument (in thousands of $)	Notional amount	Maturity Dates	Fixed Interest Rates
Interest rate swaps:
Receiving Floating, pay fixed	686,160	Feb-2027 to May-2029	2.69% to 3.99%

Carrying Value and Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of our financial instruments were as follows:

		Successor (Consolidated)		Successor (Consolidated)
		June 30, 2023		December 31, 2022
(in thousands of $)	Fair value hierarchy	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Cash and cash equivalents(1)	Level 1	309,419	309,419	129,135	129,135
Restricted cash and short-term deposits	Level 1	4,028	4,028	3,942	3,942
Trade accounts receivable(2)	Level 1	6,351	6,351	2,467	2,467
Trade accounts payable(2)	Level 1	(31,405)	(31,405)	(2,576)	(2,576)
Current portion of long-term debt and short-term debt (3) (4)	Level 2	(161,690)	(161,690)	(181,694)	(181,694)
Long-term debt (4)	Level 2	(908,768)	(908,768)	(962,794)	(962,794)
Derivatives:
Interest rate swap assets (5)	Level 2	14,797	14,797	8,736	8,736
Interest rate swap liabilities (5)	Level 2	—	—	(385)	(385)

(1) The carrying value of cash and cash equivalents, which are highly liquid, is a reasonable estimate of fair value.

(2) The carrying values of trade accounts receivable and trade accounts payable approximate fair values because of the near term maturity of these instruments.

(3) The carrying amounts of our short-term debt approximate their fair values because of the near term maturity of these instruments.

(4) Our debt obligations are recorded at amortized cost in the unaudited condensed consolidated balance sheets. The amounts presented in the table above, are gross of the deferred charges amounting to $6.6 million as of June 30, 2023 (December 31, 2022: $6.2 million).

(5) Derivative assets are presented within other non-current assets on the unaudited condensed consolidated balance sheet. Derivative liabilities are presented within other current liabilities on the consolidated balance sheet.